Investment In Affiliate - Income Statement Data (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement Data [Line Items]
Net Revenue	$ 50,300,679	$ 86,907,967	$ 111,700,109
Operating income	2,293,932	(275,225,740)	34,121,346
Net Income	(17,557,125)	(283,498,759)	22,895,280
Box Ships Inc.
Income Statement Data [Line Items]
Net Revenue	65,888,142	38,272,662
Operating income	21,697,724	17,467,824
Net Income	$ 13,176,164	$ 12,953,386